Operating Leases (Tables)	6 Months Ended
Mar. 31, 2025
Operating Lease [Abstract]
Schedule of Operating Lease

As of September 30, 2024 and March 31, 2025, operating lease consist of the following:

	As of
	September 30, 2024	March 31, 2025
Right-of-use assets, costs	$163,592	$40,789
Accumulated amortization	(47,596)	(24,143)
Disposal due to early termination	(83,285)	-
Right-of-use assets, net	$32,711	$16,646

As of September 30, 2024 and March 31, 2025, operating lease liabilities consist of the following:

	As of
	September 30, 2024	March 31, 2025
Operating lease liabilities - current portion	$41,019	$20,800
Total	$41,019	$20,800

Other lease information is as follows:

	For the six months ended March 31,
	2024	2025
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows used in operating leases	$19,670	$20,219
Right-of-use assets obtained in exchange for new operating lease liabilities	$-	$-
Weighted-average remaining lease term - operating leases	2.4 years	0.5 years
Weighted-average discount rate - operating leases	3.375%	3.375%

Schedule of Future Minimum Lease Payments Under Operating Lease

The following is a schedule of future minimum payments under operating leases as of September 30, 2024:

As of September 30, 2024
2025	41,538
2026	-
Total lease payments	$41,538
Less: imputed interest	(519)
Total operating lease liabilities, net of interest	$41,019

The following is a schedule of future minimum payments under operating leases as of March 31, 2025:

As of March 31, 2025
2025	$20,831
Total lease payments	$20,831
Less: imputed interest	(31)
Total operating lease liabilities, net of interest	$20,800